Geographic and Significant Customer Information (Tables)	12 Months Ended
Jan. 31, 2021
Segment Reporting [Abstract]
Schedule of Revenue by Region	The information below summarizes revenue from unaffiliated customers by geographic area for the years ended January 31, 2021, 2020, and 2019:

	Year Ended January 31,
(in thousands)	2021	2020	2019
EMEA:
Israel	$274,113	$277,605	$263,540
Germany	86,834	77,540	73,065
Other	18,727	22,775	17,170
Total EMEA	379,674	377,920	353,775
Americas:
United States	44,746	53,354	56,839
Other	7,134	10,359	10,514
Total Americas	51,880	63,713	67,353
APAC	11,904	15,476	12,332
Total revenue	$443,458	$457,109	$433,460

Schedule of Long-lived Assets by Region
Property and equipment, net by geographic area consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Israel	$31,104	$30,586
United States	902	4,293
Other countries	5,589	6,700
Total property and equipment, net	$37,595	$41,579

Schedule of Major Customers	The Company’s largest customers accounted for the following percentage of total revenue:

	Year Ended January 31,
	2021	2020	2019
Customer A	16.9%	15.6%	14.7%
Customer B	14.1%	12.9%	12.6%